Related party transactions (Details) - Related companies - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Rental expenses	¥ 1,567	¥ 1,890
Service fee expenses	¥ 2,910	¥ 5,942